Share-Based Payments - Summary of Share-Based Payment Transactions (Detail)	6 Months Ended
	Jun. 30, 2024 yr $ / shares	Jun. 30, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | yr	5.5	6.078
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 0.6042	$ 0.502
Exercise price of share options granted	$ 0.77	$ 0.717
Expected volatility (note)	97.48%	73.00%
Risk-free rate	4.18%	3.98%
Expected dividend yield	0.00%	0.00%